CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Trade receivables, allowances for credit losses	$ 22,064	$ 10,122
Grower advance receivables, allowances for credit losses	9,606	5,598
Other receivables, allowances	14,066	2,850
Inventories, allowances	7,447	0
Property, plant and equipment, accumulated depreciation	283,677	160,111
Other intangible assets, accumulated amortization	$ 117,499	$ 119,576
Common stock par value (in USD per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	300,000,000	1,000,000,000
Common stock, shares outstanding (in shares)	94,877,706	410,724,962